Consolidated Statement of Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Sale of common stock, net of issuance costs	$ (39,000)		$ 1,000,000